Revenue Recognition - Narrative (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025
Disaggregation of Revenue [Line Items]
Contract assets	$ 2,118		$ 1,499
Deferred revenue	343		$ 544
Revenue recognized	517	$ 309
Revenue, remaining performance obligation, amount	$ 888
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-10-01
Disaggregation of Revenue [Line Items]
Revenue, remaining performance obligation, expected timing of satisfaction, period	12 months